FINANCIAL RISK MANAGEMENT (Details 5) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments with exposure to credit risk [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 164,444,879	S/ 150,222,600
Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	31,658,833	24,290,191
Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,821,824	18,950,929
Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	15,959,178	15,662,877
Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	14,638,363	13,283,126
Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,816,588	11,410,640
Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,897,206	5,175,700
Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,046,914	14,488,037
Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	11,162,048	8,145,877
Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,255,652	6,578,512
Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,442,989	4,162,301
Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,216,969	5,157,305
Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,398,126	2,677,094
Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,269,782	2,380,088
Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,281,101	2,242,490
Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	411,355	1,312,588
Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,715,453	1,287,994
Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,393,905	7,377,683
Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	395,976	413,059
Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,662,617	5,226,109
Investments available- for-sale [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	24,423,891	18,685,667
Investments available- for-sale [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,925,997	3,419,374
Investments available- for-sale [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,700,343	5,721,827
Investments available- for-sale [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,529,261	1,650,833
Investments available- for-sale [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments available- for-sale [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments available- for-sale [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments available- for-sale [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	248,396	192,136
Investments available- for-sale [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,220,054	2,830,156
Investments available- for-sale [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,918,317	1,903,494
Investments available- for-sale [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	34,495	43,992
Investments available- for-sale [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,182,783	983,966
Investments available- for-sale [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	329,773	285,571
Investments available- for-sale [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	400,386	387,779
Investments available- for-sale [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,447	5,100
Investments available- for-sale [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments available- for-sale [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	213,181	359,602
Investments available- for-sale [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	77,161	244,377
Investments available- for-sale [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments available- for-sale [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	638,297	657,460
Investments held-to-maturity [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,413,373	5,118,420
Investments held-to-maturity [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	98,866	123,676
Investments held-to-maturity [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,135	37,965
Investments held-to-maturity [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,950	14,765
Investments held-to-maturity [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,164,128	4,836,820
Investments held-to-maturity [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	56,331	44,640
Investments held-to-maturity [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	34,477	35,998
Investments held-to-maturity [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	9,333	9,569
Investments held-to-maturity [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	3,471
Investments held-to-maturity [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	19,153	11,516
Held for trading and hedging [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,726,563	4,957,621
Held for trading and hedging [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,102,330	2,122,662
Held for trading and hedging [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,057,679	2,051,650
Held for trading and hedging [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	23,277	9,886
Held for trading and hedging [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	52,453	35,022
Held for trading and hedging [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,287,212	221,754
Held for trading and hedging [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	79,825	26,068
Held for trading and hedging [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,285	8,043
Held for trading and hedging [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,728	40,441
Held for trading and hedging [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	51,812	45,030
Held for trading and hedging [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,342	14,992
Held for trading and hedging [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,664	24,376
Held for trading and hedging [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,279	9,956
Held for trading and hedging [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,391	17,359
Held for trading and hedging [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,689	7,521
Held for trading and hedging [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	28,597	322,861
Designated at fair value through profit for loss at inception [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	537,685	459,099
Designated at fair value through profit for loss at inception [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	320,619	321,298
Designated at fair value through profit for loss at inception [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	29,508	12,026
Designated at fair value through profit for loss at inception [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	45,130	3,693
Designated at fair value through profit for loss at inception [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	40,480	11,199
Designated at fair value through profit for loss at inception [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	52,521	41,877
Designated at fair value through profit for loss at inception [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	6,659
Designated at fair value through profit for loss at inception [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	29,249	32,380
Designated at fair value through profit for loss at inception [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,820	27,033
Designated at fair value through profit for loss at inception [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,358	2,934
Designated at fair value through profit for loss at inception [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at fair value through profit for loss at inception [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Loans and receivables [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	130,343,367	121,001,793
Loans and receivables [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	21,630,506	18,748,155
Loans and receivables [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	11,644,317	10,732,478
Loans and receivables [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	14,363,997	13,952,167
Loans and receivables [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	14,638,363	13,283,126
Loans and receivables [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,816,588	11,410,640
Loans and receivables [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,897,206	5,175,700
Loans and receivables [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	11,682,985	14,242,421
Loans and receivables [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	450,174	245,948
Loans and receivables [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,148,658	4,562,433
Loans and receivables [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,408,494	4,118,309
Loans and receivables [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,991,424	4,122,639
Loans and receivables [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,031,376	2,318,702
Loans and receivables [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,790,431	1,910,677
Loans and receivables [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,272,312	2,222,398
Loans and receivables [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	404,691	1,288,212
Loans and receivables [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,494,635	912,031
Loans and receivables [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,306,353	7,115,947
Loans and receivables [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	394,287	405,538
Loans and receivables [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 4,976,570	S/ 4,234,272